Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Information [Abstract]
Revenue by Geographic Region

	Three Month Period ended June 30, 2015	Three Month Period ended June 30, 2014	Six Month Period ended June 30, 2015	Six Month Period ended June 30, 2014
Asia	$18,350	$15,695	$35,053	$31,352

Total	$18,350	$15,695	$35,053	$31,352